Cash and Bank Balances (Tables)	12 Months Ended
Jun. 30, 2025
Cash and Bank Balances [Abstract]
Schedule of Cash and Bank Balances
	June 30, 2025	June 30, 2024
	RM	RM

Cash and bank balances	32,636,917	9,987,324
Fixed deposits with original maturities of three months or less	-	23,373,900
	32,636,917	33,361,224